TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
TAX STATUS

NOTE 4. TAX STATUS

Effective January 1, 2022, the Plan was amended and restated through the adoption of a pre-approved plan document (formerly known as a volume submitter plan). The pre-approved plan received an advisory letter from the IRS dated June 30, 2020, stating that it is qualified under Section 401 of the Internal Revenue Code ("IRC"), and that any employer adopting this form of the plan will be considered to have a plan qualified under Section 401(a) of the IRC. No Plan provisions were amended due to the adoption of the pre-approved plan. Once qualified, the Plan is required to operate in conformity with the IRC to maintain its qualification. Prologis believes the Plan, as amended, is being operated and administered in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified and the related trust is tax exempt at December 31, 2025 and 2024.

GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax asset or liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that at December 31, 2025 and 2024, there were no uncertain positions taken that would require recognition of an asset or liability or disclosure in the financial statements.